RESERVES	6 Months Ended
Dec. 31, 2023
RESERVES [Abstract]
RESERVES
9.          RESERVES

Reserves

	December 31, 2023 US$	June 30, 2023 US$
Share based payments reserve	14,407,699	15,004,052
Foreign currency translation reserve	(437,210)	(1,008,244)
Total reserves	13,970,489	13,995,808

Movements share based payments reserve

	No. of Unlisted Options	No. of Performance Rights	No. of RSUs	US$
December 31, 2023
Opening balance at July 1, 2023	23,011,372	28,746,000	824,371	15,004,052
Grant of employee incentive securities	-	3,921,000	405,124	-
Exercise of options	(9,362,000)	-	-	(1,388,649)
Conversion of RSUs	-	-	(341,461)	(225,735)
Conversion of performance rights	-	(21,000)	-	(15,059)
Issue of shares to a consultant	-	-	-	(75,000)
Share-based payments expense	-	-	-	1,108,090
Closing balance at December 31, 2023	13,649,372	32,646,000	888,034	14,407,699

December 31, 2022
Opening balance at July 1, 2022	23,824,000	27,620,000	600,000	12,985,856
Grant of employee incentive securities	424,372	1,135,000	424,372	-
Exercise of options	(737,000)	-	-	(72,935)
Conversion of RSUs	-	-	(200,001)	(167,487)
Grant of options to advisor	1,000,000	-	-	354,788
Share-based payment expense	-	-	-	1,566,231
Closing balance at December 31, 2022	24,511,372	28,755,000	824,371	14,666,453